Valuation of Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Valuation of Marketable Securities

(9) Valuation of Marketable Securities

In October 2010, Zoom Telephonics, Inc. entered into an agreement with Zoom Technologies, Inc. (Nasdaq: ZOOM) in which Zoom Telephonics transferred its rights to the zoom.com domain name and certain trademark rights in exchange for 80,000 shares of Zoom Technologies common stock. None of these shares could be sold for the first 6 months after the effective date of October 18, 2010. After the first 6 months, Zoom Telephonics may sell up to 20,000 of these shares, and may sell an additional 20,000 shares every three months thereafter. Due to these restrictions on selling the stock, the Company has valued the marketable securities at market value less a liquidity discount. The Company did not sell any Zoom Technologies shares during the first six months of 2011. The closing price of Zoom Technologies common stock declined from $4.47 on December 31, 2010 to $2.48 on June 30, 2011.

(15)         VALUATION OF MARKETABLE SECURITIES

Zoom Telephonics, Inc. entered into an agreement with Zoom Technologies, Inc. (Nasdaq: ZOOM) in which Zoom Telephonics transferred its rights to the zoom.com domain name and certain trademark rights in exchange for 80,000 shares of Zoom Technologies common stock. None of these shares may be sold for the first 6 months after the effective date of October 18, 2010. After these 6 months have elapsed, Zoom Telephonics will have the right to sell up to 20,000 of these shares, and to sell additional shares in increments of 20,000 every three months thereafter. Due to the minor restrictions to sell the stock, the Company has valued the marketable securities at market value less a liquidity discount.